Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Accounting Policies [Abstract]
Concentration of credit risk

The Company had sales to entities which represent more than 10 percent of total revenues as follows for the years ended September 30:

	2014	%	2013	%

Customer A	$-	0%	$5,252,960	33%

Customer B	$1,501,940	12%	$1,622,327	10%

Customer C	$1,431,854	12%	$1,514,581	9%

No other customer represented more than 10 percent of the Company’s total revenues for the fiscal years ended September 30, 2014 or 2013.

Concentration of credit risk associated with the Company’s total and outstanding accounts receivable as of September 30, 2014 and 2013, respectively, are shown in the table below:

	2014	%	2013	%

Customer A	$-	0%	$892,897	24%

Customer B	$499,040	13%	$732,163	20%

Customer C	$419,523	11%	$887,233	24%

Schedule of Inventory, Current
	December 31,	September 30,
	2014	2014
Raw materials, work-in-process, and finished goods	$1,660,415	$1,471,764
Reserve for damaged or obsolete inventory	(225,900)	(223,500)
Total inventory, net of reserves	$1,434,515	$1,248,264

	2014	2013
Raw materials, work-in-process and finished goods inventory	$1,471,764	$615,144
Reserve for damaged or obsolete inventory	(223,500)	(148,043)
Total inventory, net of reserves	$1,248,264	$467,101

Property, Plant and Equipment
	December 31,	September 30,
	2014	2014
Equipment, software and tooling	$2,751,312	$2,571,450
Automobiles	33,466	33,466
Leasehold improvements	1,316,120	1,294,386
Furniture and fixtures	266,909	253,466
Total property and equipment before accumulated depreciation	4,367,807	4,152,768
Accumulated depreciation	(2,486,779)	(2,292,521)
Property and equipment, net of accumulated depreciation	$1,881,028	$1,860,247

	2014	2013
Equipment, software and tooling	$2,571,450	$2,002,576
Automobiles	33,466	33,466
Leasehold improvements	1,294,386	127,162
Furniture and fixtures	253,466	247,218
Total property and equipment before accumulated depreciation	4,152,768	2,410,423
Accumulated depreciation	(2,292,521)	(2,092,221)
Property and equipment, net of accumulated depreciation	$1,860,247	$318,201

Schedule Of Monitoring Equipment
Fiscal Year	Total
2015	$21,409
2016	4,442
2017	4,444
2018	4,450
Thereafter	11,275
Total minimum lease payments	46,020
Less: amount representing interest	(10,351)
Present value of net minimum lease payments	35,669
Less: current portion	(4,440)
Obligation under capital leases - long-term	$31,229

Revenues by Geographic Area
	Three Months Ended December 31,
	2014	2013
United States of America	$3,364,318	$1,884,164
Latin American countries	432,929	-
Caribbean countries and commonwealths	763,736	756,678
Other foreign countries	59,236	18,452
Total	$4,620,219	$2,659,294

	Fiscal Years Ended
	September 30,
	2014	2013
United States of America	$9,268,430	$7,179,043
Latin American countries	-	5,252,960
Caribbean countries and commonwealths	2,933,794	3,136,908
Other foreign countries	59,974	72,151
Total	$12,262,198	$15,641,062

Long-Lived Assets in Individual Foreign Countries by Country
	Net Property and Equipment		Net Monitoring Equipment
	December 31, 2014	September 30, 2014	December 31, 2014	September 30, 2014
United States of America	$568,127	$611,095	$1,406,581	$1,645,137
Latin American countries	1,200,687	1,168,406	626,628	237,667
Caribbean countries and commonwealths	-	-	-	-
Other foreign countries	112,214	80,746	23,869	31,862
Total	$1,881,028	$1,860,247	$2,057,078	$1,914,666

	Net Property and Equipment		Net Monitoring Equipment
	2014	2013	2014	2013
United States of America	$611,095	$318,201	$1,645,137	$878,823
Latin American countries	1,168,406	-	237,667	-
Caribbean countries and commonwealths	-	-	-	351,138
Other foreign countries	80,746	-	31,862	6,735
Total	$1,860,247	$318,201	$1,914,666	$1,236,696

Anti dilutive shares excluded from computation of earning per share
	December 31, 2014	December 31, 2013
Conversion of Series D Preferred	-	24,503
Exercise of outstanding common stock options and warrants	281,251	399,591
Exercise and conversion of outstanding Series D Preferred warrants	42,000	42,000
Total common stock equivalents	323,251	466,094

	2014	2013

Conversion of Series D Preferred stock	-	14,040
Exercise of outstanding Common Stock options and warrants	305,251	427,966
Exercise and conversion of outstanding Series D Preferred stock warrants	42,000	162,000
Total Common Stock equivalents	347,251	604,006